Mattson Technology, Inc.
47131 Bayside Parkway
Fremont, California    94538

March 5, 2010

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K for the year ended December 31, 2009.

Sincerely,

Mattson Technology, Inc.

Andy Moring
Executive Vice President and Chief Financial Officer